<SEQUENCE>1
<FILENAME>a13ffnfq12013.txt
United States
Securities and Exchange Commission
Washington, DC  20549

Form 13 F

Report for the Calendar Year or Quarter Ended:			March 31, 2013

Report type:	13F Holdings Report

Institutional Investment Manager Filing this Report:

Name:		Fidelity National Financial, Inc.
		601 Riverside Avenue
		Jacksonville, FL 32204

13F File Number #28-11785

Person signing this report on behalf of Reporting Manager:

Name:		Michael L. Gravelle
Title:		Executive Vice President, General Counsel and Corporate Secretary
Phone:		904-854-8100

Signature, Place, and Date of Signing:

/s/Michael L. Gravelle,	Jacksonville, FL	May 14, 2013




I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: $142,109 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

							   FORM 13F
						        March 31, 2013

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
----------------------       ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc             COM              02209S103     2579    75000 SH       SOLE                    75000
Atlas Pipeline Partners LP   COM              049392103     6484   187500 SH       SOLE                   187500
CenturyLink Inc              COM              156700106     6464   184000 SH       SOLE                   184000
ConocoPhillips               COM              20825C104     5607    93300 SH       SOLE                    93300
Dow Chem Co		     COM	      260542103	     993    31177 SH       SOLE                    31177
Fidelity National
Information Services         COM              31620M106    63545  1603860 SH       SOLE                  1603860
General Mls Inc		     COM	      370334104     1295    26261 SH       SOLE                    26261
Hewlett Packard Company      COM              428236103      715    30000 SH       SOLE                    30000
Illinois Tool Wks Inc        COM              452308109     1151    18893 SH       SOLE                    18893
Intl Paper Co                COM              460146103     1465    31456 SH       SOLE                    31456
Johnson & Johnson            COM              478160104     7868    96500 SH       SOLE                    96500
Kellogg Co                   COM              487836108     1236    19177 SH       SOLE                    19177
Linn Energy, LLC             COM              536020100     9865   259800 SH       SOLE                   259800
McDonalds Corp               COM              580135101     1021    10244 SH       SOLE                    10244
PAA Nat Gas Storage LP       COM              693139107     4567   213500 SH       SOLE                   213500
Phillips 66		     COM	      718546104	    3264    46650 SH       SOLE			   46650
Pitney Bowes Inc.            COM              724479100     3015   202890 SH       SOLE                   202890
Proctor & Gamble Co          COM              742718109     7544    97900 SH       SOLE                    97900
Reynolds American Inc        COM              761713106     6691   150400 SH       SOLE                   150400
TC Pipelines LP              COM              87233Q108     6740   139000 SH       SOLE                   139000

